CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 9,416	$ 127	$ (704)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	3,946	4,321	4,317
Gain on sale of operating properties	(9,127)
Stock-based compensation related to options and unvested shares			17
Decrease (increase) in trade receivables	353	(105)	(109)
Equity share in losses of associates, net	2,079	2,321	2,765
Decrease in deferred tax liabilities	(22)	(140)	(173)
Increase (decrease) in land lease liabilities	319	(106)	(108)
Increase (decrease) in lease liabilities	(43)	257
Decrease (increase) in right-of-use assets	104	(376)
Decrease (increase) in other accounts receivable and prepaid expenses	79	(665)	965
Increase (decrease) in accrued expenses, other accounts payable and other liabilities	(1,986)	1,763	(103)
Net cash provided by operating activities	5,118	7,397	6,867
Cash flows from investing activities:
Investment in real estate property	(989)	(1,109)	(2,764)
Proceeds from associates, net	309	398	414
Decrease (increase) in other long-term deposits	(9)	116	105
Proceeds from sale of real estate property	41,483
Net cash provided by (used in) investing activities	40,794	(595)	(2,245)
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(28,221)	(5,958)	(6,558)
Dividend paid to non-controlling interests		(2,227)	(2,067)
Repayment of controlling shareholders' loan	(2,618)		(2,500)
Net cash used in financing activities	(30,839)	(8,185)	(11,125)
Exchange differences on balances of cash and cash equivalents	1,986	112	(190)
Increase (decrease) in cash and cash equivalents and restricted cash	17,059	(1,271)	(6,693)
Cash and cash equivalents and restricted cash at the beginning of the year	12,596	13,867	20,560
Cash and cash equivalents and restricted cash at the end of the year	29,655	12,596	13,867
(a) Supplemental disclosures of cash flows information:
Cash and cash equivalents	28,820	12,564	13,836
Restricted cash	835	32	31
Total cash and cash equivalents and restricted cash	29,655	12,596	13,867
(b) Supplemental cash flows activities:
Cash paid during the year for: Taxes	3,040	1,433	2,521
Cash paid during the year for: Interest	1,492	2,320	2,484
(c) Significant non-cash transactions:
Net lease liabilities arising from obtaining right of use assets	$ 39	$ 22